N-2 - USD ($)			3 Months Ended
		Jan. 27, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024
Cover [Abstract]
Entity Central Index Key		0001506488
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		NXG NextGen Infrastructure Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales load (as a percentage of offering price)	1.00%(1)
Offering expenses borne by the Fund (as a percentage of offering price)	0.50%(2)
Dividend Reinvestment Plan fees (per transaction sales fee)	$15.00(3)

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 15.00
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.50%
Annual Expenses [Table Text Block]

Annual Expenses	Percentage of Net Assets Attributable to Common Shares(4)
Management fees(5)(6)	1.77%
Interest payments on borrowed funds(7)	2.43%
Other expenses(8)	0.69%
Total annual expenses	4.88%

(1)	Represents the estimated commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.

(2)	Assumes offering expenses of $50,000 and the sale of 200,000 Common Shares at a sales price per Common Share of $50.01, which represents the last reported sales price of the Common Shares on the NYSE on January 17, 2025. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales, if any, of the Common Shares under this Prospectus Supplement and the accompanying Prospectus may be at a price greater or less than $50.01 per Common Share, depending on the market price of the Common Shares at the time of any such sale.

(3)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. In addition, participants who request a sale of shares through the Plan Agent are subject to a $15.00 per transaction sales fee and pay a brokerage commission of $0.12 per share sold. The Fund’s transfer agent serves as Plan Agent. Fees paid by the Fund to the transfer agent are included in “Other expenses” below, which are ultimately borne by Common Shareholders. For additional information, see “Distribution Reinvestment Plan” in the accompanying Prospectus.

(4)	Based upon net assets attributable to common shares during the period ended May 31, 2024.

(5)	The Fund pays the Investment Adviser an annual fee, payable monthly, in an amount equal to 1.25% of the Fund’s average weekly Managed Assets (net assets plus any assets attributable to financial leverage). The fee shown above is based upon outstanding financial leverage of 28% of the Fund’s Managed Assets (or 40% of the Fund’s net assets attributable to Common Shares). If financial leverage of more than 28% of the Fund’s Managed Assets (or 40% of the Fund’s net assets attributable to Common Shares) is used, the management fees, as a percentage of net assets attributable to Common Shares, would be higher than as shown above.

(6)	The Investment Adviser has contractually agreed to waive a portion of the management fee in an amount equal to 0.25% of the Fund’s Managed Assets through June 1, 2025. The Fund’s annual expenses after giving effect to such management fee waiver are:

Annual Expenses	Percentage of Net Assets Attributable to Common Shares(4)
Management fees(5)	1.77%
Interest payments on borrowed funds(7)	2.43%
Other expenses(8)	0.69%
Total annual expenses (before fee waiver)	4.88%
Fee waiver	(0.35)%
Net annual expense (after fee waiver)	4.53%

(7)	Based upon the Fund’s outstanding borrowings as of May 31, 2024 of approximately $46 million and the interest rate as of May 31, 2024, of 6.13%.

(8)	“Other expenses” are estimated based upon those incurred during the fiscal year ended November 30, 2023. Other expenses do not include expense related to realized or unrealized investment gains or losses. See “Management of the Fund—Fund Expenses” in the accompanying Prospectus.

Management Fees [Percent]	[4],[5],[6]	1.77%
Interest Expenses on Borrowings [Percent]	[4],[7]	2.43%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[8]	0.69%
Total Annual Expenses [Percent]	[4]	4.88%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 4.88%, (2) the sales load of $10.00 and estimated offering expenses of $5.00, and (3) a 5% annual return*:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$63	$160	$257	$500

*	The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example. The example assumes that the estimated “Other expenses” set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value.

Expense Example, Year 01	[9]	$ 63
Expense Example, Years 1 to 3	[9]	160
Expense Example, Years 1 to 5	[9]	257
Expense Example, Years 1 to 10	[9]	$ 500
Purpose of Fee Table , Note [Text Block]

The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table is based on the capital structure of the Fund as of May 31, 2024 (except as noted below) after giving effect to the anticipated net proceeds of the Common Shares offered by this Prospectus Supplement and the accompanying Prospectus and assuming the Fund incurs the estimated offering expenses. If the Fund issues fewer than all of the Common Shares available for sale pursuant to the Distribution Agreement and the net proceeds to the Fund are less, all other things being equal, the total annual expenses shown would increase. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly.

Basis of Transaction Fees, Note [Text Block]		(as a percentage of offering price)
Other Expenses, Note [Text Block]		“Other expenses” are estimated based upon those incurred during the fiscal year ended November 30, 2023. Other expenses do not include expense related to realized or unrealized investment gains or losses. See “Management of the Fund—Fund Expenses” in the accompanying Prospectus.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

The following table sets forth, for each of the periods indicated, the high and low closing market prices for the Common Shares on the NYSE, the net asset value per Common Share and the premium or discount to net asset value per Common Share at which the Common Shares were trading.

	Market Price		Corresponding Net Asset Value Per Common Share		Corresponding Premium/(Discount) as a Percentage of Net Asset Value
Fiscal Quarter Ended	High	Low	High	Low	High	Low
November 30, 2024	$53.44	$39.89	$51.30	$40.54	4.17%	(1.60)%
August 31, 2024	$43.23	$34.97	$43.37	$38.21	(0.32)%	(8.48)%
May 31, 2024	$41.82	$36.30	$44.41	$40.60	(5.83)%	(10.59)%
February 29, 2024	$36.36	$32.87	$39.76	$37.06	(8.55)%	(11.31)%

Share Price		$ 50.01
NAV Per Share		$ 50.47
Latest Premium (Discount) to NAV [Percent]		0.91%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]

Outstanding Securities

The following information regarding the Fund’s authorized shares is as of January 17, 2025:

Title of Class	Amount Authorized	Amount Held by Fund for its own Account	Amount Outstanding Exclusive of Amounts held by Fund
Common Shares of Beneficial Interest	Unlimited	None	3,470,323

Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		3,470,323
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 39.89	$ 34.97	$ 36.30	$ 32.87
Highest Price or Bid			53.44	43.23	41.82	36.36
Lowest Price or Bid, NAV			40.54	38.21	40.60	37.06
Highest Price or Bid, NAV			$ 51.30	$ 43.37	$ 44.41	$ 39.76
Highest Price or Bid, Premium (Discount) to NAV [Percent]			4.17%	(0.32%)	(5.83%)	(8.55%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(1.60%)	(8.48%)	(10.59%)	(11.31%)

[1]	Represents the estimated commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. In addition, participants who request a sale of shares through the Plan Agent are subject to a $15.00 per transaction sales fee and pay a brokerage commission of $0.12 per share sold. The Fund’s transfer agent serves as Plan Agent. Fees paid by the Fund to the transfer agent are included in “Other expenses” below, which are ultimately borne by Common Shareholders. For additional information, see “Distribution Reinvestment Plan” in the accompanying Prospectus.
[3]	Assumes offering expenses of $50,000 and the sale of 200,000 Common Shares at a sales price per Common Share of $50.01, which represents the last reported sales price of the Common Shares on the NYSE on January 17, 2025. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales, if any, of the Common Shares under this Prospectus Supplement and the accompanying Prospectus may be at a price greater or less than $50.01 per Common Share, depending on the market price of the Common Shares at the time of any such sale.
[4]	Based upon net assets attributable to common shares during the period ended May 31, 2024.
[5]	The Fund pays the Investment Adviser an annual fee, payable monthly, in an amount equal to 1.25% of the Fund’s average weekly Managed Assets (net assets plus any assets attributable to financial leverage). The fee shown above is based upon outstanding financial leverage of 28% of the Fund’s Managed Assets (or 40% of the Fund’s net assets attributable to Common Shares). If financial leverage of more than 28% of the Fund’s Managed Assets (or 40% of the Fund’s net assets attributable to Common Shares) is used, the management fees, as a percentage of net assets attributable to Common Shares, would be higher than as shown above.
[6]	The Investment Adviser has contractually agreed to waive a portion of the management fee in an amount equal to 0.25% of the Fund’s Managed Assets through June 1, 2025. The Fund’s annual expenses after giving effect to such management fee waiver are:
[7]	Based upon the Fund’s outstanding borrowings as of May 31, 2024 of approximately $46 million and the interest rate as of May 31, 2024, of 6.13%.
[8]	“Other expenses” are estimated based upon those incurred during the fiscal year ended November 30, 2023. Other expenses do not include expense related to realized or unrealized investment gains or losses. See “Management of the Fund—Fund Expenses” in the accompanying Prospectus.
[9]	The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example.